Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Document Period End Date	Jul. 31, 2024
C000216993 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Merger Arbitrage ETF
Class Name	First Trust Merger Arbitrage ETF
Trading Symbol	MARB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Merger Arbitrage ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MARB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
First Trust Merger Arbitrage ETF	$172	1.70%
(1)	Includes margin interest expense and dividend expense on investments sold short.

Expenses Paid, Amount	$ 172	[1]
Expense Ratio, Percent	1.70%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.26% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P Merger Arbitrage Total Return Index, which returned 9.14% for the same Period.
This underperformance was driven by three negative events in the portfolio. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The primary event was the termination of the proposed merger between iRobot and Amazon in January 2024. We had seen antitrust deal risk as substantively low and manageable, but that was ultimately wrong. For the Fund, it was a disappointing outcome but one that is the risk of a merger arbitrage strategy – a deal termination. The second challenging event during the Period related to our investment in the Albertsons/Kroger merger. The Federal Trade Commission (“FTC”) filed suit to block the deal on February 26, 2024. Our thesis remains that the companies have a strong shot at defeating the FTC case, and therefore, we continue to hold the position within the Fund. Finally, April 2024 also brought an unexpected turn with the FTC suing to block Tapestry, Inc.’s acquisition of Capri Holdings. The companies intend to defend the merger through litigation, and we continue to hold the position within the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 4, 2020 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	Since Inception (2/4/20)
First Trust Merger Arbitrage ETF	2.26%	0.77%
S&P Merger Arbitrage Total Return Index(1)	9.14%	2.97%
S&P 500® Index	22.15%	14.00%
(1) Effective as of August 1, 2024, the S&P Merger Arbitrage Total Return Index replaced the Credit Suisse Merger Arbitrage Liquid Index, which is no longer available for use by the Fund.
Performance Inception Date	Feb. 04, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MARB for more recent performance information.
Net Assets	$ 30,981,937
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 669,122
Investment Company Portfolio Turnover	301.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$30,981,937
Total number of portfolio holdings	42
Total advisory fee paid	$669,122
Portfolio turnover rate	301%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments of the Fund, respectively.
Fund Allocation
Common Stocks	89.8%
Rights	0.0%
Money Market Funds	7.4%
Common Stocks Sold Short	(26.7%)
Net Other Assets and Liabilities	29.5%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARB or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MARB
C000162358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Municipal High Income ETF
Class Name	First Trust Municipal High Income ETF
Trading Symbol	FMHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Municipal High Income ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Municipal High Income ETF	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.77% for the 12 months ended July 31, 2024. The Fund outperformed its blended benchmark, which consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years), and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years). The blended benchmark returned 4.72% for the same Period.
The following key Fund factors impacted Fund performance relative to the blended benchmark during the Period:
  Credit Rating: The Fund’s selection and allocation of non-rated, B, BB, BBB and AA rated bonds were the primary contributors to Fund outperformance relative to the blended benchmark. Conversely, the Fund’s underweight allocations to CCC and C rated bonds were the primary detractors to Fund performance.
  Yield Curve Positioning/Duration: Relative to the blended benchmark, the Fund’s allocation to bonds with a stated maturity of 18+ years, 12-18 years and 8-10 years were the dominant factors contributing to Fund outperformance relative to the blended benchmark. Conversely, the Fund’s selection of bonds in the 0-2 years maturity range was the primary detractor to Fund performance relative to the blended benchmark. Examining effective duration, the Fund’s selection of bonds with an effective duration of 7-10 years and 3-5 years were the leading contributors to Fund performance while the Fund’s selection of bonds with an effective duration of 0-1 years was a modest detractor to Fund performance.
  Interest Rate Hedge: During the year ended July 31, 2024, the use of Treasury futures to hedge interest rate risk was a modest detractor to Fund performance.
  Sector/Industry: The Fund’s selection and allocation of bonds in the special tax, health care and education sectors were the leading contributors to Fund outperformance. Contrarywise, the Fund’s allocation and selection of general obligation and cash holdings were modest detractors to Fund performance relative to the blended benchmark.
  U.S. Treasury Rate Trends: 10-Year and 30-Year U.S. Treasury yields increased by approximately 7 basis points (“bps”) and 29 bps, respectively, to 4.02% and 4.30%.
  Industry Fund Flows: According to data collected by the Investment Company Institute, fund outflows totaled approximately $11.8 billion; however, for the seven-month period ended July 31, 2024, fund flows turned positive at $13.0 billion.
  New Issue Supply: Primary market supply increased 25.7% to $445.5 billion compared with $354.3 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: According to Municipal Market Data, AAA yield curve data, 10-Year and 30-Year municipal yields increased 25 bps and 17 bps, respectively, to 2.82% and 3.68%.
  Municipal Credit Spreads: Credit spreads for high yield, BBB, and A rated bonds all compressed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2017 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	Since Inception (11/1/17)
First Trust Municipal High Income ETF	7.77%	1.97%	3.07%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.01%
Blended Benchmark(1)	4.72%	2.02%	3.02%
(1)
The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMHI for more recent performance information.
Net Assets	$ 645,209,367
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 3,715,659
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$645,209,367
Total number of portfolio holdings	521
Total advisory fee paid	$3,715,659
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Special Assessment	17.5%
Industrial Development Bond	13.2%
Continuing Care Retirement Communities	11.8%
Education	9.4%
Hospital	6.3%
Government Obligation Bond - Unlimited Tax	5.0%
Gas	4.7%
Utility	4.7%
Dedicated Tax	4.2%
All Other	23.2%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
C000187865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust California Municipal High Income ETF
Class Name	First Trust California Municipal High Income ETF
Trading Symbol	FCAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust California Municipal High Income ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCAL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCAL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust California Municipal High Income ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.62%, based on net asset value, for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the Bloomberg 10 Year California Exempt Index, which returned 1.92% for the same Period.
The following key Fund factors impacted Fund performance relative to its benchmark during the Period:
  Credit Rating: The Fund’s selection of non-rated, BB, BBB, A, and AA were the primary contributors to the Fund’s outperformance relative to its benchmark. No credit rating category was a material negative contributor to Fund performance relative to its benchmark.
  Yield Curve Positioning/Duration: Relative to its benchmark, the Fund’s allocation to bonds with a stated maturity of 18+ years, 16-18 years and 12-16 years were the dominant factors contributing to the Fund’s outperformance relative to its benchmark. Conversely, the Fund’s selection of bonds in the 0-2 years maturity range was the primary detractor to Fund performance relative to its benchmark. Examining effective duration, bonds with an effective duration of 10+ years, 7-10 years, 5-7 years, and 3-5 years were all positive contributors to Fund performance. Bonds with an effective duration of 0-1 years were detractors to Fund performance relative to its benchmark.
  Interest Rate Hedge: The use of Treasury futures to hedge interest rate risk was a modest detractor to Fund performance.
  Sector/Industry: The Fund’s allocation and selection of bonds in the special tax, education, transportation, and utilities sectors were the leading contributors to Fund performance relative to its benchmark. Conversely, the Fund’s selection of industrial development bonds was a modest negative contributor to Fund performance relative to its benchmark.
  U.S. Treasury Rate Trends: 10-Year and 30-Year U.S. Treasury yields increased by approximately 7 basis points (“bps”) and 29 bps, respectively, to 4.02% and 4.30%.
  Industry Fund Flows: According to data collected by the Investment Company Institute, fund outflows totaled approximately $11.8 billion; however, for the seven months ended July 31, 2024, fund flows turned positive at $13.0 billion.
  New Issue Supply: Primary market supply increased approximately 25.7% to $445.5 billion compared with $354.3 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: According to Municipal Market Data, AAA yield curve data, 10-Year and 30-Year municipal yields increased 25 bps and 17 bps, respectively, to 2.82% and 3.68%.
  Municipal Credit Spreads: Credit spreads for high yield, BBB, and A rated bonds all compressed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	Since Inception (6/20/17)
First Trust California Municipal High Income ETF	4.62%	1.26%	2.49%
Bloomberg 10 Year California Exempt Index	1.92%	0.95%	1.81%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.01%

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCAL for more recent performance information.
Net Assets	$ 253,518,578
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,252,427
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$253,518,578
Total number of portfolio holdings	306
Total advisory fee paid	$1,252,427
Portfolio turnover rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Insured	17.4%
Special Assessment	9.3%
Airport	8.1%
Hospital	7.5%
Water & Sewer	7.5%
Government Obligation Bond - Unlimited Tax	7.4%
Certificates of Participation	7.0%
Industrial Development Bond	6.2%
Education	4.6%
All Other	25.0%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
C000172840 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Developed International ETF
Class Name	First Trust Horizon Managed Volatility Developed International ETF
Trading Symbol	HDMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HDMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HDMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Developed International ETF	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.33% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 11.21% for the same Period.
The Fund’s portfolio allocation process is to overweight or underweight stocks in each region based on future expected volatility of each region’s component stocks. An overweight allocation indicates that we expect that region to be relatively low risk, while an underweight allocation indicates that we expect that region to be relatively high risk. This underperformance was primarily driven by the defensive objective of the strategy capturing less of the return of the benchmark in a period of large gains for the benchmark. The Fund’s underweight to Western Europe due to volatility in those stocks detracted from performance. Denmark stocks were particularly volatile but had a strong quarter. An underweight allocation to this country resulted in a negative attribution effect.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 24, 2016 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	Since Inception (8/24/16)
First Trust Horizon Managed Volatility Developed International ETF	6.33%	1.15%	2.97%
MSCI EAFE Index	11.21%	7.36%	7.04%

Performance Inception Date	Aug. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HDMV for more recent performance information.
Net Assets	$ 32,897,380
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 284,244
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$32,897,380
Total number of portfolio holdings	151
Total advisory fee paid	$284,244
Portfolio turnover rate	79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
United Overseas Bank Ltd.	2.0%
Oversea-Chinese Banking Corp., Ltd.	2.0%
Singapore Exchange Ltd.	2.0%
Koninklijke KPN N.V.	2.0%
Danone S.A.	1.8%
Swisscom AG	1.7%
Zurich Insurance Group AG	1.6%
Swiss Prime Site AG	1.5%
Unilever PLC	1.5%
Deutsche Telekom AG	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United Overseas Bank Ltd.	2.0%
Oversea-Chinese Banking Corp., Ltd.	2.0%
Singapore Exchange Ltd.	2.0%
Koninklijke KPN N.V.	2.0%
Danone S.A.	1.8%
Swisscom AG	1.7%
Zurich Insurance Group AG	1.6%
Swiss Prime Site AG	1.5%
Unilever PLC	1.5%
Deutsche Telekom AG	1.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HDMV or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HDMV
C000205579 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Ultra Short Duration Municipal ETF
Class Name	First Trust Ultra Short Duration Municipal ETF
Trading Symbol	FUMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Ultra Short Duration Municipal ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FUMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FUMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Ultra Short Duration Municipal ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.37% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the Bloomberg Municipal Short-Term Index, which returned 3.61% for the same Period.
The following key Fund factors impacted the Fund’s performance relative to its benchmark during the Period:
  Credit Rating: The Fund’s selection and allocation of bonds in the A and BBB rated category were the primary negative contributors to performance versus the Fund’s benchmark during the Period.
  Years to Maturity: In terms of the Fund’s selection and allocation in years to a bond’s final maturity date, the Fund’s underweight allocation of bonds in the 0-2 years range was the primary detractor to the Fund’s performance relative to its benchmark during the Period.
  Effective Duration: Focusing on the Fund’s bonds’ effective duration, the Fund’s underweight allocation and selection of bonds with effective duration of 0-1 years were the primary detractors to the Fund’s performance relative to its benchmark during the Period.
  Sector/Industry: In terms of the Fund’s selection and allocation to municipal bond sectors, the Fund’s investment in the Industrial Development sector was the main detractor from the Fund’s performance relative to its benchmark during the Period.
  U.S. Treasury Rate Trends: During the Period, 10-Year and 30-Year U.S. Treasury yields increased by approximately 7 basis points (“bps”) and 29 bps, respectively, to 4.02% and 4.30%.
  Industry Fund Flows: For the Period, according to data collected by the Investment Company Institute, fund outflows totaled approximately $11.8 billion; however, for the seven-month period ended July 31, 2024, fund flows turned positive at $13.0 billion.
  New Issue Supply: During the Period, primary market supply increased 25.7% to $445.5 billion compared with $354.3 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data, AAA yield curve data, 10-Year and 30-Year municipal yields increased 25 bps and 17 bps, respectively, to 2.82% and 3.68%.
  Municipal Credit Spreads: During the Period, credit spreads for high yield, BBB, and A rated bonds all compressed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2018 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	Since Inception (11/1/18)
First Trust Ultra Short Duration Municipal ETF	3.37%	1.41%	1.53%
Bloomberg Municipal Short-Term Index	3.61%	1.57%	1.65%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Performance Inception Date	Nov. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FUMB for more recent performance information.
Net Assets	$ 199,215,632
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 1,023,599
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$199,215,632
Total number of portfolio holdings	183
Total advisory fee paid	$1,023,599
Portfolio turnover rate	112%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Government Obligation Bond - Unlimited Tax	14.3%
Water & Sewer	11.4%
Insured	11.1%
Pre-refunded/Escrowed-to-maturity	10.1%
Dedicated Tax	7.1%
Industrial Development Bond	6.2%
Airport	6.0%
Hospital	5.8%
Certificates of Participation	5.4%
All Other	22.6%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FUMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended July 31, 2024, the Fund’s total annual operating expenses increased from 0.39% to 0.45% of average daily net assets due to the termination of a management fee waiver agreement on November 30, 2022.

Material Fund Change Expenses [Text Block]
During the fiscal year ended July 31, 2024, the Fund’s total annual operating expenses increased from 0.39% to 0.45% of average daily net assets due to the termination of a management fee waiver agreement on November 30, 2022.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FUMB
C000218390 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Small/Mid ETF
Class Name	First Trust Horizon Managed Volatility Small/Mid ETF
Trading Symbol	HSMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HSMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HSMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Small/Mid ETF	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.48% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 1000® Index, which returned 15.08% for the same Period.
The Fund’s portfolio allocation process is to overweight or underweight stocks within each sector based on future expected volatility of each sector’s component stocks. An overweight allocation indicates that we expect that sector to be relatively low risk, while an underweight allocation indicates that we expect that sector to be relatively high risk.
Small and mid-sized stocks in the U.S. generally lagged larger cap stocks over the Period as these companies have exhibited characteristics more sensitive to the higher interest rate regime. Therefore, in spite of the Fund’s more defensive profile, the lower risk nature of the selected stocks captured a majority of the return of the benchmark during a period of large gains for the benchmark. Weights in companies in the Industrials and Financials sectors had particularly high contributions to Fund returns due to their rate sensitivity. Small and mid-sized Energy stocks were strong during the Period but were not held in size due to their volatility as a result of ongoing geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 6, 2020 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	Since Inception (4/6/20)
First Trust Horizon Managed Volatility Small/Mid ETF	14.48%	14.41%
S&P 1000® Index	15.08%	21.13%
Russell 3000® Index	21.07%	20.09%

Performance Inception Date	Apr. 06, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HSMV for more recent performance information.
Net Assets	$ 19,767,104
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 144,853
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$19,767,104
Total number of portfolio holdings	201
Total advisory fee paid	$144,853
Portfolio turnover rate	53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
LXP Industrial Trust	0.7%
CommVault Systems, Inc.	0.7%
Evercore, Inc., Class A	0.7%
CubeSmart	0.7%
Plexus Corp.	0.7%
Globus Medical, Inc., Class A	0.7%
InterDigital, Inc.	0.6%
Chesapeake Utilities Corp.	0.6%
Jefferies Financial Group, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
LXP Industrial Trust	0.7%
CommVault Systems, Inc.	0.7%
Evercore, Inc., Class A	0.7%
CubeSmart	0.7%
Plexus Corp.	0.7%
Globus Medical, Inc., Class A	0.7%
InterDigital, Inc.	0.6%
Chesapeake Utilities Corp.	0.6%
Jefferies Financial Group, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HSMV or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HSMV
C000172841 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Domestic ETF
Class Name	First Trust Horizon Managed Volatility Domestic ETF
Trading Symbol	HUSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HUSV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HUSV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Domestic ETF	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.74% for the 12 months ended July 31, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 22.15% for the same Period.
The Fund’s portfolio allocation process is to overweight or underweight stocks within each sector based on future expected volatility of each sector’s component stocks. An overweight allocation indicates that we expect that sector to be relatively low risk, while an underweight allocation indicates that we expect that sector to be relatively high risk. This underperformance was primarily driven by the defensive objective of the strategy capturing less of the return of the benchmark in a period of large gains for the benchmark.
Additionally, during the Period, a concentrated subset of the largest stocks within the benchmark primarily drove returns. The Fund’s systematic strategy avoided holding these companies due to their higher volatility and the inherent risks associated with them. This resulted in underweights to some of the sectors experiencing the most gains such as the Information Technology and Communication Services sectors, and overweights to less volatile sectors such as the Consumer Staples and Industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 24, 2016 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	Since Inception (8/24/16)
First Trust Horizon Managed Volatility Domestic ETF	12.74%	8.14%	9.49%
S&P 500® Index	22.15%	15.00%	14.46%

Performance Inception Date	Aug. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HUSV for more recent performance information.
Net Assets	$ 87,643,635
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 602,266
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$87,643,635
Total number of portfolio holdings	76
Total advisory fee paid	$602,266
Portfolio turnover rate	100%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Cisco Systems, Inc.	2.6%
Coca-Cola (The) Co.	2.5%
Colgate-Palmolive Co.	2.5%
Republic Services, Inc.	2.5%
TE Connectivity Ltd.	2.4%
PTC, Inc.	2.4%
Roper Technologies, Inc.	2.3%
Amphenol Corp., Class A	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.6%
Cisco Systems, Inc.	2.6%
Coca-Cola (The) Co.	2.5%
Colgate-Palmolive Co.	2.5%
Republic Services, Inc.	2.5%
TE Connectivity Ltd.	2.4%
PTC, Inc.	2.4%
Roper Technologies, Inc.	2.3%
Amphenol Corp., Class A	2.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HUSV or upon request at 1-800-621-1675 or info@ftportfolios.com.
The Fund may have significant investments in various jurisdictions or investment sectors from time to time, making the Fund subject to the risks of such jurisdictions or investment sectors.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HUSV
C000205581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration Managed Municipal ETF
Class Name	First Trust Short Duration Managed Municipal ETF
Trading Symbol	FSMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Short Duration Managed Municipal ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration Managed Municipal ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.46% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the Bloomberg Municipal Short (1-5) Year Index, which returned 3.34% for the same Period.
The following key Fund factors impacted Fund performance relative to its benchmark during the Period:
  Yield Curve Positioning/Duration: In terms of bonds’ final maturity dates, the Fund’s under exposure to bonds in the 4-6 years maturity range was a positive contributor to the Fund’s performance relative to the benchmark. The Fund’s relative overweight exposure to bonds in the 6-8 years maturity range was a primary detractor to the Fund’s performance. As to duration, the Fund’s under exposure to bonds with effective durations of 1-3 years and 3-5 years was a primary contributor to the Fund’s outperformance relative to the benchmark. Conversely, the Fund’s over exposure to bonds with durations of 0-1 year was the primary detractor to performance as compared to its benchmark.
  Credit Rating: The Fund’s over exposure, relative to its benchmark, to BB-rated and non-rated bonds was the primary source of outperformance. The Fund’s overweight to A-rated bonds was the Fund’s primary source of underperformance as compared to its benchmark.
  Sector/Industry: In terms of sector exposure, key positive contributors were select special tax bonds and the Fund’s overweight allocations to industrial development and healthcare bonds. Sources of relative underperformance resulted from cash holdings and a slight overweight allocation to housing bonds.
  U.S. Treasury Rate Trends: During the Period, 10-Year and 30-Year U.S. Treasury yields increased by approximately 7 basis points (“bps”) and 29 bps, respectively, to 4.02% and 4.30%.
  Industry Fund Flows: For the Period, according to data collected by the Investment Company Institute, fund outflows totaled approximately $11.8 billion; however, for the seven month period ended July 31, 2024, fund flows turned positive at $13.0 billion.
  New Issue Supply: During the Period, primary market supply increased approximately 25.7% to $445.5 billion compared with $354.3 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data, AAA yield curve data, 10-Year and 30-Year municipal yields increased 25 bps and 17 bps, respectively, to 2.82% and 3.68%.
  Municipal Credit Spreads: During the Period, credit spreads for high yield, BBB, and A rated bonds all compressed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2018 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	5 Year	Since Inception (11/1/18)
First Trust Short Duration Managed Municipal ETF	3.46%	1.29%	1.81%
Bloomberg Municipal Short (1-5) Year Index	3.34%	1.02%	1.62%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.47%

Performance Inception Date	Nov. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSMB for more recent performance information.
Net Assets	$ 419,165,010
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 2,268,433
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$419,165,010
Total number of portfolio holdings	484
Total advisory fee paid	$2,268,433
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Utility	13.1%
Gas	10.5%
Hospital	10.3%
Airport	7.5%
Government Obligation Bond - Unlimited Tax	7.2%
Insured	6.6%
Industrial Development Bond	6.5%
Certificates of Participation	5.5%
Local Housing	5.1%
All Other	27.7%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended July 31, 2024, the Fund’s total annual operating expenses increased from 0.49% to 0.55% of average daily net assets due to the termination of a management fee waiver agreement on November 30, 2022.

Material Fund Change Expenses [Text Block]
During the fiscal year ended July 31, 2024, the Fund’s total annual operating expenses increased from 0.49% to 0.55% of average daily net assets due to the termination of a management fee waiver agreement on November 30, 2022.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSMB
C000223991 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New York MunicipalHigh Income ETF
Class Name	First Trust New York MunicipalHigh Income ETF
Trading Symbol	FMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust New York Municipal High Income ETF (the “Fund”) for the year of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New York Municipal High Income ETF	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.86% for the 12 months ended July 31, 2024. The Fund outperformed its benchmark, the Bloomberg Municipal New York 12-17 Year Index, which returned 4.34% for the same Period.
The following key Fund factors impacted Fund performance relative to its benchmark during the Period:
  Credit Rating: The Fund’s selection and allocation of AAA and non-rated bonds were the primary contributors to Fund outperformance relative to its benchmark. The Fund’s allocation to AA rated bonds and cash were the primary detractors to Fund performance relative to its benchmark.
  Yield Curve Positioning/Duration: Relative to its benchmark, the Fund’s allocation to bonds with a stated maturity of 18+ years and the selection of bonds 16-18 years were the primary factors contributing to Fund outperformance. Conversely, the Fund’s overweight of bonds in the 10-12 years and 4-6 years maturity range and cash were the primary detractors. Examining effective durations, the Fund’s selection of bonds with an effective duration of 7-10 years was the primary contributor to Fund outperformance while the Fund’s selection of bonds with an effective duration of 3-5 years was the primary detractor.
  Interest Rate Hedge: The use of Treasury futures to hedge interest rate risk was a modest positive contributor to Fund performance.
  Sector/Industry: The Fund’s selection and allocation of bonds in the utilities, special tax and industrial development sectors were the leading contributors to Fund outperformance. The Fund’s allocation and selection of local general obligation bonds were the primary detractors to Fund performance.
  U.S. Treasury Rate Trends: 10-Year and 30-Year U.S. Treasury yields increased by approximately 7 basis points ("bps") and 29 bps, respectively, to 4.02% and 4.30%.
  Industry Fund Flows: According to data collected by the Investment Company Institute, fund outflows totaled approximately $11.8 billion; however, for the seven-month period ended July 31, 2024, fund flows turned positive at $13.0 billion.
  New Issue Supply: Primary market supply increased 25.7% to $445.5 billion compared with $354.3 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: According to Municipal Market Data, AAA yield curve data, 10-Year and 30-Year municipal yields increased 25 bps and 17 bps, respectively, to 2.82% and 3.68%.
  Municipal Credit Spreads: Credit spreads for high yield, BBB, and A rated bonds all compressed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 12, 2021 to July 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2024)	1 Year	Since Inception (5/12/21)
First Trust New York Municipal High Income ETF	4.86%	-0.77%
Bloomberg Municipal New York 12-17 Years Index	4.34%	-0.03%
Bloomberg Municipal Bond Index	3.74%	-0.38%

Performance Inception Date	May 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 12, 2024
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMNY for more recent performance information.
Net Assets	$ 18,827,311
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 87,152
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2024)
Fund net assets	$18,827,311
Total number of portfolio holdings	64
Total advisory fee paid	$87,152
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Higher Education	15.7%
Insured	10.5%
Dedicated Tax	9.7%
Government Obligation Bond - Unlimited Tax	7.9%
Industrial Development Bond	7.6%
Utility	6.7%
Toll Road	6.0%
Hospital	5.0%
Water & Sewer	4.7%
All Other	26.2%
Credit Quality(1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMNY or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective May 12, 2024, a management fee waiver agreement terminated, which resulted in the Fund’s total annual operating expenses increasing from 0.50% to 0.54% of average daily net assets during the fiscal year ended July 31, 2024.

Material Fund Change Expenses [Text Block]
Effective May 12, 2024, a management fee waiver agreement terminated, which resulted in the Fund’s total annual operating expenses increasing from 0.50% to 0.54% of average daily net assets during the fiscal year ended July 31, 2024.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMNY

[1]	Includes margin interest expense and dividend expense on investments sold short.